LONG-TERM DEBT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Term loan interest rate	6.80%
Loan term	4 years
Lease cost	$ 1,340,000	$ 1,434,000	$ 1,215,000
Long Term Leases [Member]
Debt Instrument [Line Items]
Lease cost	6,376,000	$ 7,100,000
Cerelis [Member]
Debt Instrument [Line Items]
Contractual loan principal amounts	4,711,000
Aggregate commitments amount	10,955
Finagrain [Member]
Debt Instrument [Line Items]
Contractual loan principal amounts	6,135,000
Aggregate commitments amount	10,955
Minimum [Member]
Debt Instrument [Line Items]
Unsecure long term debt	4,000
Annual payments	$ 83,000
Long term debt rate	5.50%
Maximum [Member]
Debt Instrument [Line Items]
Unsecure long term debt	$ 107,000
Annual payments	$ 354,000
Long term debt rate	13.36%